Quarterly Holdings Report
for
Fidelity® Short Duration High Income Fund
January 31, 2026
SDH-NPRT3-0426
1.969440.112
Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 6.4711% 1/16/2037 (f)(g)(j)	250,000	250,399
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (f)(g)(j)	125,000	125,921
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (f)(g)(j)	150,000	151,701
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (f)(g)(j)	100,000	100,149
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (f)(g)(j)	200,000	201,889
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.389% 2/20/2038 (f)(g)(j)	150,000	150,797
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (f)(g)(j)	100,000	99,929
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.3722% 1/15/2033 (f)(g)(j)	250,000	250,041
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,080,427
TOTAL ASSET-BACKED SECURITIES (Cost $1,324,266)		1,330,826

Bank Loan Obligations - 15.6%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (d)(e)(f)(g)	52,178	52,177
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.733% 12/12/2032 (e)(f)(g)	70,000	70,225
FINLAND - 0.2%
Materials - 0.2%
Paper & Forest Products - 0.2%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (e)(f)(g)	542,278	542,414
FRANCE - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (e)(f)(g)	1,082,522	1,096,952
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6722% 10/31/2027 (e)(f)(g)	129,333	98,552
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (e)(f)(g)	625,000	615,625
TOTAL LUXEMBOURG		714,177
NETHERLANDS - 0.2%
Industrials - 0.2%
Building Products - 0.2%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 1/17/2032 (e)(f)(g)	526,483	524,398
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (e)(f)(g)	48,498	19,824
TOTAL NETHERLANDS		544,222
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (e)(f)(g)	909,141	790,389
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/29/2031 (e)(f)(g)(h)	445,000	443,888
UNITED STATES - 14.3%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.7%
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6802% 11/30/2027 (e)(f)(g)	469,220	468,243
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.1364% 4/16/2029 (e)(f)(g)	575,577	573,706
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 0% 4/15/2030 (e)(f)(g)(h)	793,899	791,319
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 10/6/2032 (e)(f)(g)	510,000	510,000
		2,343,268
Media - 1.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (e)(f)(g)	610,388	569,186
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.8719% 12/31/2030 (e)(f)(g)	907,927	767,198
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 1/31/2029 (e)(f)(g)	1,437,869	1,425,288
Virgin Media Bristol LLC Tranche Q 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0447% 1/31/2029 (e)(f)(g)	785,000	783,187
		3,544,859
TOTAL COMMUNICATION SERVICES		5,888,127
Consumer Discretionary - 3.6%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 1/28/2032 (e)(f)(g)	94,763	94,792
Automobiles - 0.2%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2864% 6/3/2028 (e)(f)(g)	669,688	660,902
Broadline Retail - 0.3%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 1/23/2032 (e)(f)(g)	1,004,811	1,003,555
Distributors - 0.1%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 6/20/2031 (e)(f)(g)	437,760	430,975
Diversified Consumer Services - 0.5%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0217% 3/4/2028 (e)(f)(g)	1,567,083	1,262,285
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (e)(f)	362,558	363,465
		1,625,750
Hotels, Restaurants & Leisure - 1.0%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 1/29/2029 (e)(f)(g)	961,861	959,023
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4219% 1/28/2032 (e)(f)(g)	351,180	350,829
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 8/2/2028 (e)(f)(g)	32,743	32,649
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (e)(f)(g)	1,010,815	960,275
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (e)(f)(g)	754,308	724,762
		3,027,538
Household Durables - 0.4%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0219% 6/29/2028 (e)(f)(g)	379,527	352,060
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (e)(f)(g)	865,000	863,919
		1,215,979
Specialty Retail - 1.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5212% 6/6/2031 (e)(f)(g)	778,650	747,955
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6712% 6/6/2031 (e)(f)(g)	661,613	660,601
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1608% 3/15/2031 (e)(f)(g)	30,000	29,953
SGUS LLC 1LN, term loan 14.65% 7/15/2026 (d)(e)(f)	124,000	111,600
SGUS LLC term loan 10% 7/15/2026 (d)(e)(f)	96,750	29,025
SGUS LLC Tranche FIRST OUT DIP PIK, term loan CME Term SOFR 3 month Index + 10%, 14.65% 7/15/2026 (d)(e)(f)(g)	8,680	7,812
SGUS LLC Tranche THIRD OUT, term loan CME Term SOFR 3 month Index + 8%, 11.6722% 7/15/2026 (d)(e)(f)(g)	183,199	32,060
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6038% 9/4/2029 (e)(f)(g)	744,347	709,407
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0364% 4/17/2028 (e)(f)(g)	838,307	835,163
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 1/30/2031 (e)(f)(g)	150,848	150,687
		3,314,263
TOTAL CONSUMER DISCRETIONARY		11,373,754
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.2%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (e)(f)(g)	498,750	492,516
Food Products - 0.2%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (e)(f)(g)(i)	57,406	26,885
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (e)(f)(g)(i)	16,704	7,822
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2802% 3/30/2026 (e)(f)(g)	144,434	137,213
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2772% 3/30/2026 (d)(e)(f)(g)	191,752	149,567
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6692% 7/9/2032 (e)(f)(g)	403,988	403,652
		725,139
TOTAL CONSUMER STAPLES		1,217,655
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 12/30/2027 (e)(f)(g)	456,863	455,720
Mesquite Energy Inc 1LN, term loan 0% (d)(e)(f)(i)	15,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(f)(g)(i)	35,876	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (e)(f)(g)	1,724,210	670,287
TOTAL ENERGY		1,126,007
Financials - 1.8%
Capital Markets - 0.4%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6506% 2/3/2032 (e)(f)(g)	1,135,309	1,131,052
Financial Services - 0.8%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 7/1/2032 (e)(f)(g)	300,000	285,000
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 7/31/2031 (e)(f)(g)	480,855	469,064
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 7/31/2031 (e)(f)(g)	464,163	456,040
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4219% 2/16/2032 (e)(f)(g)	355,000	347,520
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (e)(f)(g)	920,375	921,268
		2,478,892
Insurance - 0.6%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 11/6/2030 (e)(f)(g)	4,950	4,931
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/19/2031 (e)(f)(g)	623,456	621,311
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7719% 8/19/2028 (e)(f)(g)	761,014	761,608
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 11/21/2029 (e)(f)(g)	617,421	616,649
		2,004,499
TOTAL FINANCIALS		5,614,443
Health Care - 0.9%
Health Care Equipment & Supplies - 0.5%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4219% 1/15/2031 (e)(f)(g)	1,213,900	1,221,487
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.4219% 10/23/2028 (e)(f)(g)	187,410	187,856
		1,409,343
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6719% 6/28/2029 (d)(e)(f)(g)	200,950	154,732
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 2/15/2029 (e)(f)(g)	444,190	437,989
Pharmaceuticals - 0.3%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9219% 10/8/2030 (e)(f)(g)	975,462	949,964
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 5/5/2028 (e)(f)(g)	33,896	33,976
		983,940
TOTAL HEALTH CARE		2,986,004
Industrials - 1.1%
Commercial Services & Supplies - 0.9%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 12/21/2028 (e)(f)(g)	560,324	559,562
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 8/20/2032 (e)(f)(g)	294,263	294,551
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (e)(f)(g)	284,061	250,277
CSC Serviceworks Inc Tranche NEW $ FLFO TL, term loan CME Term SOFR 3 month Index + 5.5%, 9.101% 9/30/2030 (d)(e)(f)(g)	267,758	270,435
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 1/28/2033 (e)(f)(g)(h)	725,000	712,915
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7669% 4/11/2029 (e)(f)(g)	647,622	647,039
		2,734,779
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 4/10/2031 (e)(f)(g)	751,119	749,744
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (e)(f)(g)	45,000	45,000
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4108% 4/1/2031 (e)(f)(g)	19,800	19,825
TOTAL INDUSTRIALS		3,549,348
Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 7/9/2032 (e)(f)(g)	29,401	29,438
IT Services - 1.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (e)(f)(g)	444,769	416,228
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	615,000	635,756
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (e)(f)(g)	1,874,426	1,870,133
		2,922,117
Software - 0.9%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 12/11/2028 (e)(f)(g)	948,973	936,817
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/20/2032 (e)(f)(g)(h)	230,000	223,099
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6785% 6/2/2028 (e)(f)(g)	318,864	293,237
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (e)(f)(g)	1,098,078	1,089,162
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (e)	154,375	166,982
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (e)(f)(g)	149,474	151,998
		2,861,295
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6692% 2/20/2032 (e)(f)(g)	93,789	93,907
TOTAL INFORMATION TECHNOLOGY		5,906,757
Materials - 2.1%
Chemicals - 1.6%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7719% 11/24/2027 (e)(f)(g)	358,970	331,663
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2719% 9/30/2028 (e)(f)(g)	388,127	387,157
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 10/15/2032 (e)(f)(g)	420,000	416,850
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (e)(f)(g)	779,924	729,229
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (e)(f)(g)	515,070	434,271
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6712% 3/15/2029 (e)(f)(g)	844,916	826,302
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0219% 4/2/2029 (e)(f)(g)	370,150	255,711
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (e)(f)(g)	840,771	830,262
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 11/3/2032 (e)(f)(g)	35,000	34,402
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5218% 1/31/2029 (e)(f)(g)	120,988	120,988
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/30/2031 (e)(f)(g)	820,086	662,449
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 4/4/2029 (e)(f)(g)	140,000	119,799
		5,149,083
Containers & Packaging - 0.5%
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (e)(f)(g)	440,000	437,065
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8469% 4/13/2029 (e)(f)(g)	1,118,925	1,112,681
		1,549,746
TOTAL MATERIALS		6,698,829
Utilities - 0.2%
Electric Utilities - 0.2%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5206% 4/16/2031 (e)(f)(g)	44,772	44,794
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6995% 1/27/2031 (e)(f)(g)	442,749	442,045
		486,839
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 3/29/2030 (e)(f)(g)	264,192	263,201
TOTAL UTILITIES		750,040
TOTAL UNITED STATES		45,110,964
TOTAL BANK LOAN OBLIGATIONS (Cost $50,341,124)		49,365,408

Common Stocks - 0.4%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (d)	9,686	147,305
UNITED STATES - 0.4%
Communication Services - 0.1%
Entertainment - 0.1%
Warner Bros Discovery Inc (b)	13,100	360,774
Media - 0.0%
EW Scripps Co/The Class A (b)(c)	8,500	28,475
TOTAL COMMUNICATION SERVICES		389,249
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
White Iris LLC (d)	652	9,826
Energy - 0.2%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (b)(d)	6,468	0
Oil, Gas & Consumable Fuels - 0.2%
Mesquite Energy Inc (b)(d)	1,922	395,541
TOTAL ENERGY		395,541
Financials - 0.0%
Financial Services - 0.0%
Limetree Bay Cayman Ltd (b)(d)	80	0
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC (b)(d)	29,327	383,304
Cano Health LLC warrants 6/28/2029 (b)(d)	901	3,216
TOTAL HEALTH CARE		386,520
TOTAL UNITED STATES		1,181,136
TOTAL COMMON STOCKS (Cost $1,254,705)		1,328,441

Convertible Corporate Bonds - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
Communication Services - 0.5%
Media - 0.5%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (f)	489,427	1,697,394
Financials - 0.4%
Financial Services - 0.4%
Redfin Corp 0.5% 4/1/2027	1,489,000	1,410,828
Health Care - 0.1%
Biotechnology - 0.1%
Travere Therapeutics Inc 2.25% 3/1/2029	304,000	392,859
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.2%
MKS Inc 1.25% 6/1/2030	279,000	469,262
Wolfspeed Inc 2.5% 6/15/2031 (j)	53,000	71,948
Wolfspeed Inc 2.5% 6/15/2031	47,000	63,802
		605,012
Software - 0.7%
Riot Platforms Inc 0.75% 1/15/2030	632,000	831,946
Strategy Inc 0% 12/1/2029 (k)	880,000	741,752
Terawulf Inc 0% 5/1/2032 (j)(k)	412,000	387,527
		1,961,225
TOTAL INFORMATION TECHNOLOGY		2,566,237
TOTAL UNITED STATES		6,067,318
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $4,543,108)		6,067,318

Non-Convertible Corporate Bonds - 72.1%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (j)	305,000	308,589
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Mineral Resources Ltd 7% 4/1/2031 (j)	155,000	162,898
Mineral Resources Ltd 9.25% 10/1/2028 (j)	1,140,000	1,197,467

TOTAL AUSTRALIA		1,360,365
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (j)	355,000	316,851
BRAZIL - 0.6%
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (i)(j)	1,115,000	214,649
Passenger Airlines - 0.1%
Azul Secured Finance LLP 0% 2/15/2031 (j)	225,000	222,813
TOTAL INDUSTRIALS		437,462
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (j)	915,000	922,137
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (f)(j)	486,159	488,541
TOTAL MATERIALS		1,410,678
TOTAL BRAZIL		1,848,140
CAMEROON - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd 7.5% 10/2/2030 (j)	580,000	580,580
Golar LNG Ltd 7.75% 9/19/2029 (j)(o)	200,000	198,854

TOTAL CAMEROON		779,434
CANADA - 2.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
TELUS Corp 6.375% 6/9/2056 (f)	485,000	490,012
TELUS Corp 6.625% 10/15/2055 (f)	605,000	618,752
TOTAL COMMUNICATION SERVICES		1,108,764
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (j)	855,000	842,245
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (j)	675,000	644,035
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (j)	600,000	610,153
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (j)	345,000	353,683
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (j)	415,000	398,557
TOTAL CONSUMER DISCRETIONARY		2,848,673
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (j)	128,000	133,066
Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Wrangler Holdco Corp 6.625% 4/1/2032 (j)	365,000	379,811
Machinery - 0.1%
New Flyer Holdings Inc 9.25% 7/1/2030 (j)	155,000	166,993
TOTAL INDUSTRIALS		546,804
Information Technology - 0.4%
Software - 0.4%
Open Text Corp 3.875% 2/15/2028 (j)	1,425,000	1,379,416
Materials - 0.8%
Chemicals - 0.3%
Methanex Corp 5.125% 10/15/2027	830,000	832,361
Metals & Mining - 0.5%
Capstone Copper Corp 6.75% 3/31/2033 (j)	265,000	274,600
Hudbay Minerals Inc 4.5% 4/1/2026 (j)	1,080,000	1,079,016
New Gold Inc 6.875% 4/1/2032 (j)	310,000	329,352
		1,682,968
TOTAL MATERIALS		2,515,329
TOTAL CANADA		8,532,052
COLOMBIA - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canacol Energy Ltd 5.75% (i)(j)	1,145,000	320,600
Gran Tierra Energy Inc 9.5% 10/15/2029 (j)	385,000	307,037
TOTAL ENERGY		627,637
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (j)	690,000	642,149
TOTAL COLOMBIA		1,269,786
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (j)	345,000	359,446
FRANCE - 0.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 6.5% 4/15/2032 (j)	190,548	186,110
Altice France SA 6.875% 10/15/2030 (j)	179,116	175,878
Altice France SA 6.875% 7/15/2032 (j)	240,305	234,662
TOTAL COMMUNICATION SERVICES		596,650
Energy - 0.1%
Energy Equipment & Services - 0.1%
Viridien 10% 10/15/2030 (j)	280,000	301,375
TOTAL FRANCE		898,025
GERMANY - 0.4%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 6.75% 4/23/2030 (j)	215,000	215,566
ZF North America Capital Inc 7.5% 3/24/2031 (j)	285,000	292,122
TOTAL CONSUMER DISCRETIONARY		507,688
Industrials - 0.3%
Machinery - 0.3%
TK Elevator US Newco Inc 5.25% 7/15/2027 (c)(j)	860,000	860,251
TOTAL GERMANY		1,367,939
GHANA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Kosmos Energy Ltd 7.5% 3/1/2028 (j)	665,000	496,090
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (j)	1,035,000	1,071,361
IRELAND - 0.2%
Financials - 0.2%
Financial Services - 0.2%
GGAM Finance Ltd 5.875% 3/15/2030 (j)	445,000	451,809
GGAM Finance Ltd 6.875% 4/15/2029 (j)	320,000	331,067

TOTAL IRELAND		782,876
ISRAEL - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (j)(o)	195,000	192,831
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	550,000	569,517
TOTAL ISRAEL		762,348
LUXEMBOURG - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (j)	285,000	299,204
Materials - 0.1%
Chemicals - 0.1%
Herens Holdco Sarl 4.75% 5/15/2028 (j)	210,000	184,774
TOTAL LUXEMBOURG		483,978
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (j)	170,000	171,488
NIGERIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (j)	655,000	651,332
IHS Holding Ltd 7.875% 5/29/2030 (j)	200,000	205,480

TOTAL NIGERIA		856,812
NORWAY - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Seadrill Finance Ltd 8.375% 8/1/2030 (j)	445,000	466,176
TGS ASA 8.5% 1/15/2030 (j)	680,000	715,269

TOTAL NORWAY		1,181,445
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (j)	545,000	552,014
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (j)	685,000	712,423
TOTAL PANAMA		1,264,437
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.5% 10/28/2032 (j)	300,000	310,500
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (j)	685,000	654,819
SWITZERLAND - 0.4%
Industrials - 0.2%
Aerospace & Defense - 0.2%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (j)	385,000	385,659
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (j)	210,000	218,470
TOTAL INDUSTRIALS		604,129
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 6.5% 5/15/2026 (j)	745,000	737,550
TOTAL SWITZERLAND		1,341,679
TANZANIA - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (j)	595,000	613,906
UNITED KINGDOM - 1.1%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Belron UK Finance PLC 5.75% 10/15/2029 (j)	725,000	738,771
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
EG Global Finance PLC 12% 11/30/2028 (j)	1,855,000	2,007,794
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (j)	145,000	115,050
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (j)	555,000	553,443
TOTAL UNITED KINGDOM		3,415,058
UNITED STATES - 62.2%
Communication Services - 7.5%
Diversified Telecommunication Services - 1.9%
APLD ComputeCo LLC 9.25% 12/15/2030 (c)(j)	1,740,000	1,807,416
Cablevision Lightpath LLC 3.875% 9/15/2027 (j)	1,020,000	1,015,420
Cablevision Lightpath LLC 5.625% 9/15/2028 (j)	350,000	349,901
Cipher Compute LLC 7.125% 11/15/2030 (c)(j)	265,000	273,059
Flash Compute LLC 7.25% 12/31/2030 (j)	830,000	832,816
Level 3 Financing Inc 7% 3/31/2034 (j)	75,000	77,685
Uniti Services LLC 7.5% 10/15/2033 (c)(j)	290,000	299,411
WULF Compute LLC 7.75% 10/15/2030 (j)	1,345,000	1,402,862
		6,058,570
Entertainment - 0.7%
Live Nation Entertainment Inc 4.75% 10/15/2027 (j)	1,700,000	1,699,474
ROBLOX Corp 3.875% 5/1/2030 (j)	465,000	444,900
		2,144,374
Media - 4.9%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (j)	465,000	444,215
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (j)	1,625,000	1,625,666
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (j)	740,000	731,790
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (c)(j)	1,070,000	1,080,334
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (j)	600,000	625,682
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (j)	180,000	191,257
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)(j)	145,000	152,665
CSC Holdings LLC 3.375% 2/15/2031 (j)	50,000	29,803
CSC Holdings LLC 4.5% 11/15/2031 (j)	340,000	206,250
CSC Holdings LLC 5.5% 4/15/2027 (j)	280,000	247,140
DISH DBS Corp 5.125% 6/1/2029	150,000	132,753
DISH DBS Corp 7.75% 7/1/2026	1,265,000	1,238,598
DISH Network Corp 11.75% 11/15/2027 (j)	1,460,000	1,511,039
EchoStar Corp 10.75% 11/30/2029	1,889,934	2,071,784
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (f)	842,483	857,427
EW Scripps Co/The 9.875% 8/15/2030 (j)	1,330,000	1,325,415
Sirius XM Radio LLC 3.125% 9/1/2026 (j)	1,095,000	1,088,413
TEGNA Inc 5% 9/15/2029	365,000	362,459
Univision Communications Inc 4.5% 5/1/2029 (c)(j)	340,000	324,753
Univision Communications Inc 7.375% 6/30/2030 (c)(j)	725,000	734,500
Univision Communications Inc 8% 8/15/2028 (j)	370,000	381,839
Univision Communications Inc 9.375% 8/1/2032 (j)	150,000	161,498
		15,525,280
TOTAL COMMUNICATION SERVICES		23,728,224
Consumer Discretionary - 8.6%
Automobile Components - 0.6%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (j)	220,000	224,464
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (j)	770,000	796,974
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (j)	315,000	329,531
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (j)	170,000	173,944
Patrick Industries Inc 6.375% 11/1/2032 (j)	440,000	450,330
		1,975,243
Automobiles - 0.2%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (j)	50,000	46,509
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (j)	85,000	84,496
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (j)	215,000	214,403
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (j)	385,000	363,435
		708,843
Broadline Retail - 0.5%
Saks Global Enterprises LLC 11% (i)(j)	515,425	1,289
Saks Global Enterprises LLC 11% (d)(i)(j)	174,915	0
Wayfair LLC 6.75% 11/15/2032 (j)	145,000	149,868
Wayfair LLC 7.25% 10/31/2029 (c)(j)	485,000	507,110
Wayfair LLC 7.75% 9/15/2030 (c)(j)	750,000	797,340
		1,455,607
Diversified Consumer Services - 1.4%
Service Corp International/US 5.75% 10/15/2032	605,000	614,597
Sotheby's 7.375% 10/15/2027 (j)	1,795,000	1,788,038
StoneMor Inc 8.5% 5/15/2029 (j)	890,000	871,130
TKC Holdings Inc 10.5% 5/15/2029 (j)	650,000	668,471
TKC Holdings Inc 6.875% 5/15/2028 (j)	515,000	518,567
		4,460,803
Hotels, Restaurants & Leisure - 4.0%
Boyd Gaming Corp 4.75% 12/1/2027	435,000	434,835
Caesars Entertainment Inc 4.625% 10/15/2029 (c)(j)	475,000	456,172
Caesars Entertainment Inc 6% 10/15/2032 (c)(j)	310,000	301,586
Caesars Entertainment Inc 6.5% 2/15/2032 (j)	785,000	802,683
Carnival Corp 5.125% 5/1/2029 (j)	295,000	298,262
Carnival Corp 5.75% 3/15/2030 (j)	295,000	303,777
Carnival Corp 5.875% 6/15/2031 (j)	430,000	444,480
Carnival Corp 6.125% 2/15/2033 (j)	1,365,000	1,404,187
Churchill Downs Inc 4.75% 1/15/2028 (j)	365,000	363,754
Churchill Downs Inc 6.75% 5/1/2031 (c)(j)	600,000	618,201
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (j)	1,315,000	1,243,550
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (j)	460,000	447,768
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (j)	285,000	291,593
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (c)(j)	485,000	471,557
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (j)	300,000	306,654
Life Time Inc 6% 11/15/2031 (j)	500,000	512,645
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (j)	125,000	100,559
NCL Corp Ltd 5.875% 1/15/2031 (j)	425,000	426,163
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (j)	450,000	459,146
Six Flags Entertainment Corp 5.5% 4/15/2027 (c)(j)	525,000	524,738
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC 8.625% 1/15/2032 (j)	610,000	622,475
Viking Cruises Ltd 9.125% 7/15/2031 (j)	460,000	490,622
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (j)	150,000	150,006
VOC Escrow Ltd 5% 2/15/2028 (j)	240,000	239,845
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (j)	390,000	392,192
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (j)	195,000	198,671
		12,306,121
Household Durables - 1.0%
LGI Homes Inc 4% 7/15/2029 (j)	305,000	279,909
LGI Homes Inc 7% 11/15/2032 (c)(j)	445,000	434,016
LGI Homes Inc 8.75% 12/15/2028 (j)	475,000	495,013
New Home Co Inc/The 8.5% 11/1/2030 (j)	305,000	317,703
Newell Brands Inc 8.5% 6/1/2028 (j)	205,000	214,931
Somnigroup International Inc 4% 4/15/2029 (c)(j)	1,035,000	1,004,116
Whirlpool Corp 6.125% 6/15/2030 (c)	390,000	391,017
Whirlpool Corp 6.5% 6/15/2033	65,000	64,141
		3,200,846
Specialty Retail - 0.9%
Advance Auto Parts Inc 7% 8/1/2030 (c)(j)	205,000	208,476
Carvana Co 5.875% 10/1/2028 (j)	115,000	110,400
Group 1 Automotive Inc 6.375% 1/15/2030 (j)	610,000	626,178
LBM Acquisition LLC 6.25% 1/15/2029 (j)	140,000	129,273
LBM Acquisition LLC 9.5% 6/15/2031 (j)	445,000	468,638
Park River Holdings Inc 8% 3/15/2031 (c)(j)	110,000	113,351
SGUS LLC 11% (i)(j)	63,718	1,911
Staples Inc 10.75% 9/1/2029 (j)	765,000	751,714
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)(j)	205,000	215,547
White Cap Supply Holdings LLC 7.375% 11/15/2030 (j)	255,000	264,864
		2,890,352
TOTAL CONSUMER DISCRETIONARY		26,997,815
Consumer Staples - 2.2%
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (j)	320,000	307,125
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (j)	260,000	260,459
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (j)	1,040,000	1,056,655
Albertsons Cos Inc 5.625% 3/31/2032 (j)(n)	625,000	624,367
C&S Group Enterprises LLC 5% 12/15/2028 (j)	310,000	290,976
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (j)	820,000	859,167
Performance Food Group Inc 5.5% 10/15/2027 (j)	425,000	425,230
Performance Food Group Inc 6.125% 9/15/2032 (j)	435,000	446,771
US Foods Inc 4.75% 2/15/2029 (j)	565,000	562,738
US Foods Inc 5.75% 4/15/2033 (c)(j)	215,000	218,717
		5,052,205
Food Products - 0.6%
Fiesta Purchaser Inc 7.875% 3/1/2031 (j)	240,000	246,836
Fiesta Purchaser Inc 9.625% 9/15/2032 (j)	695,000	703,058
Post Holdings Inc 4.625% 4/15/2030 (j)	370,000	361,310
Post Holdings Inc 6.375% 3/1/2033 (c)(j)	225,000	226,725
TreeHouse Foods Inc 4% 9/1/2028	365,000	362,470
		1,900,399
TOTAL CONSUMER STAPLES		6,952,604
Energy - 8.1%
Energy Equipment & Services - 1.4%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (j)	445,000	446,121
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (j)	150,000	155,489
Kodiak Gas Services LLC 7.25% 2/15/2029 (j)	585,000	606,771
SESI LLC 7.875% 9/30/2030 (c)(j)	695,000	700,786
Transocean International Ltd 7.875% 10/15/2032 (j)	80,000	84,387
Transocean International Ltd 8.25% 5/15/2029 (j)	590,000	601,133
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (j)	320,000	324,159
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (j)	210,000	217,438
Valaris Ltd 8.375% 4/30/2030 (j)	355,000	370,942
WBI Operating LLC 6.25% 10/15/2030 (j)	895,000	901,713
		4,408,939
Oil, Gas & Consumable Fuels - 6.7%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (j)	305,000	320,950
Buckeye Partners LP 4.125% 12/1/2027	310,000	306,429
California Resources Corp 8.25% 6/15/2029 (j)	960,000	1,009,709
CNX Midstream Partners LP 4.75% 4/15/2030 (j)	575,000	558,645
CNX Resources Corp 7.25% 3/1/2032 (c)(j)	485,000	507,418
Comstock Resources Inc 5.875% 1/15/2030 (j)	485,000	473,214
Comstock Resources Inc 6.75% 3/1/2029 (j)	875,000	880,579
CVR Energy Inc 7.5% 2/15/2031 (j)(n)	940,000	938,022
CVR Energy Inc 8.5% 1/15/2029 (j)	1,100,000	1,146,473
DBR Land Holdings LLC 6.25% 12/1/2030 (j)	350,000	358,533
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (j)	80,000	80,528
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (j)	970,000	1,014,451
Energy Transfer LP 6.5% 2/15/2056 (f)	370,000	370,018
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	230,000	232,916
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (j)	115,000	117,795
Harvest Midstream I LP 7.5% 5/15/2032 (j)	415,000	433,469
Hess Midstream Operations LP 5.875% 3/1/2028 (j)	910,000	927,265
Hess Midstream Operations LP 6.5% 6/1/2029 (j)	630,000	652,053
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (j)	290,000	306,328
Kinetik Holdings LP 6.625% 12/15/2028 (j)	1,145,000	1,179,027
Matador Resources Co 6.5% 4/15/2032 (j)	365,000	371,661
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (j)	220,000	213,954
Northern Oil & Gas Inc 7.875% 10/15/2033 (j)	405,000	408,896
Northern Oil & Gas Inc 8.75% 6/15/2031 (j)	365,000	377,315
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	215,000	214,683
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)(j)	580,000	580,784
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (c)(j)	865,000	917,306
Prairie Acquiror LP 9% 8/1/2029 (j)	1,060,000	1,099,433
Rockies Express Pipeline LLC 6.75% 3/15/2033 (j)	255,000	268,971
SM Energy Co 6.625% 1/15/2027	431,000	431,442
Summit Midstream Holdings LLC 8.625% 10/31/2029 (j)	150,000	156,714
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	250,000	250,009
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	1,260,000	1,261,301
Sunoco LP 5.625% 3/15/2031 (c)(j)	845,000	850,179
Sunoco LP 6.625% 8/15/2032 (j)	590,000	608,485
Talos Production Inc 9% 2/1/2029 (j)	295,000	307,375
Venture Global LNG Inc 7% 1/15/2030 (c)(j)	300,000	301,859
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (j)	315,000	324,230
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (j)	180,000	186,413
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (j)	285,000	312,465
		21,257,297
TOTAL ENERGY		25,666,236
Financials - 6.9%
Banks - 0.0%
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (j)	77,000	79,839
Capital Markets - 1.1%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (j)	595,000	593,594
Focus Financial Partners LLC 6.75% 9/15/2031 (j)	575,000	588,645
Hightower Holding LLC 6.75% 4/15/2029 (j)	135,000	134,814
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (j)	425,000	432,866
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (j)	395,000	410,855
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (j)	680,000	659,311
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (j)	580,000	607,604
		3,427,689
Consumer Finance - 1.2%
Encore Capital Group Inc 6.625% 4/15/2031 (c)(j)	300,000	302,547
Ford Motor Credit Co LLC 5.73% 9/5/2030	730,000	747,379
Navient Corp 6.75% 6/15/2026	250,000	251,146
OneMain Finance Corp 3.5% 1/15/2027	775,000	765,337
OneMain Finance Corp 5.375% 11/15/2029	690,000	688,182
OneMain Finance Corp 6.125% 5/15/2030 (c)	415,000	423,049
OneMain Finance Corp 6.75% 3/15/2032	85,000	86,874
PRA Group Inc 5% 10/1/2029 (j)	165,000	151,160
PRA Group Inc 8.875% 1/31/2030 (c)(j)	420,000	422,848
		3,838,522
Financial Services - 2.3%
Block Inc 5.625% 8/15/2030 (j)	260,000	264,639
Block Inc 6% 8/15/2033 (j)	165,000	168,545
Block Inc 6.5% 5/15/2032	530,000	550,645
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (j)	290,000	294,347
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (j)	180,000	181,480
Freedom Mortgage Corp 6.625% 1/15/2027 (j)	335,000	334,683
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (j)	1,150,000	1,155,751
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027 (c)	1,040,000	1,028,860
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	191,000	191,006
NFE Financing LLC 12% (i)(j)	319,789	113,087
Rocket Cos Inc 6.125% 8/1/2030 (j)	600,000	614,285
Rocket Cos Inc 6.5% 8/1/2029 (j)	350,000	360,017
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (j)	345,000	351,966
UWM Holdings LLC 6.25% 3/15/2031 (c)(j)	340,000	337,852
UWM Holdings LLC 6.625% 2/1/2030 (j)	575,000	579,965
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (j)	470,000	492,337
		7,019,465
Insurance - 1.7%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (j)	880,000	912,431
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (j)	30,000	30,084
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (j)	680,000	691,251
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (j)	235,000	243,638
AmWINS Group Inc 4.875% 6/30/2029 (j)	490,000	483,455
AmWINS Group Inc 6.375% 2/15/2029 (j)	350,000	359,129
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (j)	890,000	903,501
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (j)	240,000	250,752
Athene Holding Ltd 6.875% 6/28/2055 (f)	300,000	300,536
HUB International Ltd 7.375% 1/31/2032 (j)	835,000	874,668
Ryan Specialty LLC 5.875% 8/1/2032 (j)	450,000	457,476
		5,506,921
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Rithm Capital Corp 8% 4/1/2029 (j)	140,000	143,029
Starwood Property Trust Inc 5.25% 10/15/2028 (j)	980,000	985,143
Starwood Property Trust Inc 6.5% 7/1/2030 (j)	615,000	640,439
		1,768,611
TOTAL FINANCIALS		21,641,047
Health Care - 5.0%
Health Care Equipment & Supplies - 0.6%
Avantor Funding Inc 3.875% 11/1/2029 (j)	330,000	316,879
Avantor Funding Inc 4.625% 7/15/2028 (j)	635,000	630,113
Medline Borrower LP 3.875% 4/1/2029 (j)	60,000	58,663
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (j)	990,000	1,021,790
		2,027,445
Health Care Providers & Services - 3.1%
Acadia Healthcare Co Inc 5% 4/15/2029 (c)(j)	495,000	475,231
Acadia Healthcare Co Inc 7.375% 3/15/2033 (c)(j)	470,000	464,263
Accendra Health Inc 6.625% 4/1/2030 (j)	330,000	185,618
AMN Healthcare Inc 6.5% 1/15/2031 (c)(j)	550,000	557,210
Centene Corp 3.375% 2/15/2030	850,000	784,152
Centene Corp 4.625% 12/15/2029	320,000	311,935
CHS/Community Health Systems Inc 5.25% 5/15/2030 (j)	295,000	278,160
CHS/Community Health Systems Inc 9.75% 1/15/2034 (j)	295,000	307,562
CVS Health Corp 7% 3/10/2055 (f)	435,000	455,291
LifePoint Health Inc 11% 10/15/2030 (j)	360,000	392,608
Molina Healthcare Inc 3.875% 5/15/2032 (j)	235,000	211,465
Molina Healthcare Inc 6.25% 1/15/2033 (c)(j)	460,000	463,245
Molina Healthcare Inc 6.5% 2/15/2031 (j)	890,000	912,115
National Mentor Holdings Inc 10.5% 12/15/2030 (j)	605,000	625,137
Surgery Center Holdings Inc 7.25% 4/15/2032 (j)	300,000	302,044
Tenet Healthcare Corp 5.125% 11/1/2027	2,300,000	2,300,628
US Acute Care Solutions LLC 9.75% 5/15/2029 (j)	595,000	597,606
		9,624,270
Health Care Technology - 0.6%
IQVIA Inc 5% 5/15/2027 (j)	1,165,000	1,165,393
IQVIA Inc 6.25% 6/1/2032 (j)	355,000	368,827
IQVIA Inc 6.5% 5/15/2030 (j)	245,000	253,789
		1,788,009
Pharmaceuticals - 0.7%
1261229 BC Ltd 10% 4/15/2032 (j)	1,151,000	1,181,222
Jazz Securities DAC 4.375% 1/15/2029 (j)	415,000	408,326
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (j)	535,000	524,738
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)(j)	235,000	213,416
		2,327,702
TOTAL HEALTH CARE		15,767,426
Industrials - 8.8%
Aerospace & Defense - 1.6%
BWX Technologies Inc 4.125% 4/15/2029 (j)	635,000	621,898
TransDigm Inc 6.25% 1/31/2034 (c)(j)	90,000	93,011
TransDigm Inc 6.375% 3/1/2029 (j)	1,415,000	1,453,913
TransDigm Inc 6.75% 1/31/2034 (j)	410,000	424,357
TransDigm Inc 6.75% 8/15/2028 (j)	2,495,000	2,538,663
		5,131,842
Air Freight & Logistics - 0.2%
Rand Parent LLC 8.5% 2/15/2030 (c)(j)	750,000	783,758
Building Products - 0.7%
Advanced Drainage Systems Inc 5% 9/30/2027 (j)	245,000	244,682
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (c)(j)	850,000	660,751
JH North America Holdings Inc 5.875% 1/31/2031 (j)	660,000	671,240
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (j)	320,000	310,877
Standard Building Solutions Inc 6.5% 8/15/2032 (j)	430,000	443,389
		2,330,939
Commercial Services & Supplies - 3.1%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (j)	365,000	379,055
Artera Services LLC 8.5% 2/15/2031 (j)	1,605,000	1,304,619
Brand Industrial Services Inc 10.375% 8/1/2030 (c)(j)	545,000	522,513
CoreCivic Inc 4.75% 10/15/2027	35,000	34,957
CoreCivic Inc 8.25% 4/15/2029	400,000	418,963
GEO Group Inc/The 10.25% 4/15/2031	620,000	676,489
GEO Group Inc/The 8.625% 4/15/2029	205,000	214,375
GFL Environmental Inc 4% 8/1/2028 (j)	1,205,000	1,185,951
GFL Environmental Inc 6.75% 1/15/2031 (j)	230,000	240,610
Madison IAQ LLC 4.125% 6/30/2028 (j)	800,000	790,416
Neptune Bidco US Inc 10.375% 5/15/2031 (j)	880,000	930,418
Neptune Bidco US Inc 9.29% 4/15/2029 (j)	1,040,000	1,066,001
Neptune Bidco US Inc 9.5% 2/15/2033 (j)	625,000	636,416
OT Midco Inc 10% 2/15/2030 (j)	125,000	58,288
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (j)	99,000	99,187
Waste Pro USA Inc 7% 2/1/2033 (j)	235,000	241,431
Williams Scotsman Inc 6.625% 4/15/2030 (j)	585,000	606,125
		9,405,814
Construction & Engineering - 0.2%
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (j)	560,000	568,688
Electrical Equipment - 0.1%
WESCO Distribution Inc 6.375% 3/15/2033 (c)(j)	295,000	307,175
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (c)(j)	145,000	150,073
Genesee & Wyoming Inc 6.25% 4/15/2032 (j)	395,000	406,640
XPO Inc 6.25% 6/1/2028 (j)	745,000	757,907
		1,314,620
Machinery - 0.3%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (f)(j)	289,863	318,948
Esab Corp 6.25% 4/15/2029 (j)	545,000	560,005
		878,953
Passenger Airlines - 0.5%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (j)	270,000	274,880
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (j)	118,750	118,836
United Airlines Holdings Inc 5.375% 3/1/2031	1,095,000	1,106,163
		1,499,879
Professional Services - 0.8%
Amentum Holdings Inc 7.25% 8/1/2032 (j)	570,000	600,679
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (j)	915,000	863,823
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (j)	200,000	189,633
TriNet Group Inc 7.125% 8/15/2031 (j)	765,000	787,058
		2,441,193
Trading Companies & Distributors - 0.8%
FTAI Aviation Investors LLC 7% 6/15/2032 (c)(j)	230,000	242,061
FTAI Aviation Investors LLC 7.875% 12/1/2030 (c)(j)	365,000	387,011
Herc Holdings Inc 5.75% 3/15/2031 (j)	200,000	201,420
Herc Holdings Inc 7% 6/15/2030 (c)(j)	585,000	613,994
QXO Building Products Inc 6.75% 4/30/2032 (j)	420,000	432,802
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (j)	140,000	146,039
United Rentals North America Inc 3.875% 11/15/2027	645,000	639,608
		2,662,935
Transportation Infrastructure - 0.1%
Beacon Mobility Corp 7.25% 8/1/2030 (j)	285,000	298,348
TOTAL INDUSTRIALS		27,624,144
Information Technology - 4.5%
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp 5% 12/15/2029 (j)	925,000	921,175
Lightning Power LLC 7.25% 8/15/2032 (j)	290,000	308,674
		1,229,849
IT Services - 1.3%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (c)(j)	1,085,000	1,080,335
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)	585,000	581,485
CoreWeave Inc 9% 2/1/2031 (j)	905,000	879,893
CoreWeave Inc 9.25% 6/1/2030 (j)	1,355,000	1,333,860
Sabre GLBL Inc 11.125% 7/15/2030 (j)	270,000	218,363
		4,093,936
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 4.75% 4/15/2029 (j)	1,595,000	1,593,794
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (f)	59,125	47,891
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (f)(j)	124,220	134,313
		1,775,998
Software - 2.1%
Cloud Software Group Inc 9% 9/30/2029 (j)	1,115,000	1,125,896
Elastic NV 4.125% 7/15/2029 (j)	615,000	590,814
Ellucian Holdings Inc 6.5% 12/1/2029 (j)	180,000	177,130
Gen Digital Inc 6.25% 4/1/2033 (j)	340,000	341,638
Oracle Corp 2.95% 4/1/2030	675,000	623,682
SS&C Technologies Inc 5.5% 9/30/2027 (j)	1,040,000	1,039,100
UKG Inc 6.875% 2/1/2031 (j)	1,125,000	1,124,093
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	1,320,000	1,455,858
		6,478,211
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (j)	565,000	582,051
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (j)	145,000	153,159
		735,210
TOTAL INFORMATION TECHNOLOGY		14,313,204
Materials - 5.0%
Chemicals - 2.6%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (f)(j)	294,846	241,774
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (j)	605,000	636,735
Celanese US Holdings LLC 6.5% 4/15/2030 (c)	360,000	366,268
Celanese US Holdings LLC 7% 2/15/2031	785,000	802,988
Chemours Co/The 4.625% 11/15/2029 (j)	140,000	130,549
Chemours Co/The 5.75% 11/15/2028 (c)(j)	1,220,000	1,209,892
LSB Industries Inc 6.25% 10/15/2028 (j)	455,000	455,489
Mativ Holdings Inc 8% 10/1/2029 (c)(j)	265,000	266,897
Methanex US Operations Inc 6.25% 3/15/2032 (c)(j)	265,000	273,272
Olin Corp 6.625% 4/1/2033 (c)(j)	155,000	151,886
Olympus Water US Holding Corp 7.25% 2/15/2033 (j)	200,000	199,222
Olympus Water US Holding Corp 7.25% 6/15/2031 (c)(j)	515,000	527,899
Scih Salt Hldgs Inc 4.875% 5/1/2028 (j)	585,000	583,579
Scih Salt Hldgs Inc 6.625% 5/1/2029 (j)	960,000	959,528
WR Grace Holdings LLC 5.625% 8/15/2029 (j)	510,000	487,396
WR Grace Holdings LLC 6.625% 8/15/2032 (j)	575,000	571,824
WR Grace Holdings LLC 7% 8/1/2033 (j)	210,000	210,263
WR Grace Holdings LLC 7.375% 3/1/2031 (j)	115,000	117,385
		8,192,846
Construction Materials - 0.9%
Quikrete Holdings Inc 6.375% 3/1/2032 (j)	830,000	860,786
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (j)	835,000	890,189
VM Consolidated Inc 5.5% 4/15/2029 (c)(j)	1,045,000	1,027,543
		2,778,518
Containers & Packaging - 1.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (j)	630,000	598,439
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (j)	220,000	226,087
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (c)(j)	280,000	282,185
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)(j)	820,000	820,588
Graphic Packaging International LLC 6.375% 7/15/2032 (c)(j)	445,000	449,985
Sealed Air Corp 5% 4/15/2029 (j)	245,000	246,612
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (j)	590,000	598,806
		3,222,702
Metals & Mining - 0.5%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (j)	90,000	95,205
Alumina Pty Ltd 6.375% 9/15/2032 (j)	895,000	930,407
Cleveland-Cliffs Inc 7% 3/15/2032 (j)	150,000	153,935
Cleveland-Cliffs Inc 7.5% 9/15/2031 (j)	495,000	522,361
		1,701,908
TOTAL MATERIALS		15,895,974
Real Estate - 2.1%
Diversified REITs - 0.3%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (j)	910,000	885,053
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	770,000	752,779
Hotel & Resort REITs - 0.4%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (j)	470,000	459,781
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (c)(j)	295,000	303,929
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (j)	425,000	437,572
		1,201,282
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (j)	300,000	327,437
Taylor Morrison Communities Inc 5.75% 11/15/2032 (j)	230,000	236,076
		563,513
Retail REITs - 0.2%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (j)	776,000	773,297
Specialized REITs - 0.8%
Iron Mountain Inc 4.875% 9/15/2027 (j)	375,000	374,781
Millrose Properties Inc 6.375% 8/1/2030 (j)	740,000	755,307
SBA Communications Corp 3.875% 2/15/2027	1,240,000	1,230,808
		2,360,896
TOTAL REAL ESTATE		6,536,820
Utilities - 3.5%
Electric Utilities - 2.8%
American Electric Power Co Inc 5.8% 3/15/2056 (f)	790,000	790,157
Edison International 7.875% 6/15/2054 (c)(f)	240,000	249,971
NRG Energy Inc 5.75% 7/15/2029 (j)	1,375,000	1,369,815
PG&E Corp 5% 7/1/2028	310,000	309,342
PG&E Corp 7.375% 3/15/2055 (f)	1,315,000	1,357,145
Sierra Pacific Power Co 6.2% 12/15/2055 (c)(f)	836,000	831,871
Vistra Operations Co LLC 4.7% 1/31/2031 (j)	1,380,000	1,378,067
Vistra Operations Co LLC 5% 7/31/2027 (j)	1,025,000	1,025,859
Vistra Operations Co LLC 5.625% 2/15/2027 (j)	805,000	805,574
Vistra Operations Co LLC 7.75% 10/15/2031 (j)	340,000	359,761
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)(j)	360,000	371,478
		8,849,040
Independent Power and Renewable Electricity Producers - 0.5%
Alpha Generation LLC 6.25% 1/15/2034 (j)	290,000	291,881
Alpha Generation LLC 6.75% 10/15/2032 (j)	305,000	316,225
Calpine Corp 5.125% 3/15/2028 (j)	895,000	894,558
Sunnova Energy Corp 5.875% (d)(i)(j)	675,000	1,687
		1,504,351
Multi-Utilities - 0.2%
Sempra 6.375% 4/1/2056 (c)(f)	835,000	854,245
TOTAL UTILITIES		11,207,636
TOTAL UNITED STATES		196,331,130
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 8% 3/1/2033 (j)	275,000	295,092
First Quantum Minerals Ltd 8.625% 6/1/2031 (j)	470,000	492,809
First Quantum Minerals Ltd 9.375% 3/1/2029 (j)	131,000	137,386

TOTAL ZAMBIA		925,287
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $224,042,334)		227,703,841

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 11% (l)	6,086	602,453
Strategy Inc Series A, 10%	2,932	293,200

TOTAL UNITED STATES		895,653
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $838,904)		895,653

Preferred Securities - 4.4%
	Principal Amount (a)	Value ($)
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 6.875% (f)(j)(m)	605,000	616,592
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
Barclays PLC 7.625% (f)(m)	245,000	266,547
UNITED STATES - 4.1%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Energy Transfer LP Series G, 7.125% (f)(m)	825,000	864,469
Mesquite Energy Inc 7.25% (d)(i)(m)	135,000	13
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (f)(g)(m)	825,000	838,162
Sunoco LP 7.875% (f)(j)(m)	950,000	1,006,635
TOTAL ENERGY		2,709,279
Financials - 2.9%
Banks - 2.1%
Bank of America Corp 6.25% (f)(m)	1,125,000	1,146,254
Citigroup Inc 6.625% (f)(m)	715,000	734,995
Citigroup Inc 6.75% (f)(m)	200,000	206,812
Citigroup Inc 6.875% (f)(m)	785,000	813,361
Citigroup Inc 6.95% (f)(m)	425,000	444,065
Citigroup Inc 7.125% (f)(m)	405,000	425,282
JPMorgan Chase & Co 6.5% (f)(m)	1,615,000	1,689,481
Wells Fargo & Co 3.9% (f)(m)	715,000	717,926
Wells Fargo & Co 7.625% (c)(f)(m)	290,000	311,811
		6,489,987
Capital Markets - 0.2%
Goldman Sachs Group Inc/The 6.125% (f)(m)	120,000	123,950
Goldman Sachs Group Inc/The 6.85% (f)(m)	590,000	634,098
		758,048
Consumer Finance - 0.6%
Ally Financial Inc 4.7% (c)(f)(m)	1,685,000	1,691,102
Ally Financial Inc 4.7% (f)(m)	230,000	222,690
		1,913,792
TOTAL FINANCIALS		9,161,827
Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Air Lease Corp 4.125% (f)(m)	1,050,000	1,046,000
TOTAL UNITED STATES		12,917,106
TOTAL PREFERRED SECURITIES (Cost $13,338,986)		13,800,245

U.S. Treasury Obligations - 0.6%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 9/15/2028 (Cost $1,839,616)	3.60	1,850,000	1,840,244

Money Market Funds - 12.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	3.70	14,147,024	14,149,854
Fidelity Securities Lending Cash Central Fund (q)(r)	3.70	24,668,039	24,670,506
TOTAL MONEY MARKET FUNDS (Cost $38,820,360)			38,820,360

TOTAL INVESTMENT IN SECURITIES - 108.0% (Cost $336,343,403)	341,152,336
NET OTHER ASSETS (LIABILITIES) - (8.0)%	(25,367,470)
NET ASSETS - 100.0%	315,784,866

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Non-income producing - Security is in default.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $197,361,268 or 62.5% of net assets.

(k)	Zero coupon bond which is issued at a discount.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(o)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $391,685 or 0.1% of net assets.

(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,182,220	96,667,156	93,699,660	350,331	138	-	14,149,854	14,147,024	0.0%
Fidelity Securities Lending Cash Central Fund	24,361,332	88,721,269	88,412,296	47,587	201	-	24,670,506	24,668,039	0.1%
Total	35,543,552	185,388,425	182,111,956	397,918	339	-	38,820,360

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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